Expense Example - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2015 Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Managed Retirement 2015 Fund - Class A
Expense Example:
1 year	$ 643
3 years	789
5 years	947
10 years	1,407
Fidelity Advisor Managed Retirement 2015 Fund - Class I
Expense Example:
1 year	47
3 years	148
5 years	258
10 years	$ 579